Offerings - Offering: 1	Jun. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.20 per share issuable under the Globavend Holdings Limited 2026 Equity Incentive Plan
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	3.6175
Maximum Aggregate Offering Price	$ 9,043,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,248.95
Offering Note	Represents 2,500,000 ordinary shares, par value $0.20 per share (“Ordinary Shares”), of Globavend Holdings Limited (the “Registrant”) reserved for issuance under the Globavend Holdings Limited 2026 Equity Incentive Plan (the “2026 Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional Ordinary shares that become issuable under the 2026 Plan by reason of any share dividend, share split, recapitalization or other similar transaction that results in an increase in the number of the outstanding Ordinary Shares. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the Registrant's Ordinary Share as reported on The Nasdaq Capital Market on June 25, 2026.